Financial assets and liabilities - Summary of Fair Value of Warrants (Parenthetical) (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Year $ / shares shares	Jun. 30, 2024 USD ($) Year $ / shares shares
Disclosure Of Financial Instruments [Line Items]
Issuance warrants exercised period	7 years
Warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants granted to purchase american depositary shares (in shares) | shares	924,218	1,112,340
Fair value | $	$ 13,437,429	$ 4,647,075
Warrants | Maximum
Disclosure Of Financial Instruments [Line Items]
Exercise price (in australian dollars per share) | $ / shares	$ 14.36	$ 14.36
Expected Term | Year	6	6
Warrants | Minimum
Disclosure Of Financial Instruments [Line Items]
Exercise price (in australian dollars per share) | $ / shares		$ 7.24
Expected Term | Year	4	5